Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Number of Variable Interest Entities that the Company is the Primary Beneficiary	6
Capitalized Interest Costs	$ (7,600,000)	$ (5,400,000)	$ (12,400,000)
Capitalized Payroll	1,300,000	832,000	697,000
Bad Debt Expense	2,300,000	1,800,000	6,300,000
Allowance for Doubtful Accounts	2,900,000	3,400,000
Number of publicly traded companies with current fair market value less than the Company's initial cost basis	2
Reclassification of Other Than Temporary Unrealized Loss from Accumulated Other Comprehensive Income to General and Administrative Expense	(5,100,000)
Proceeds from Sale of Available-for-Sale Securities		1,200,000
Realized Gain (Loss) on Available-for-Sale Securities		$ 865,000
Number of Privately Held Companies in which Company has Invested Equity Securities	2
Number of Privately Held Funds in which Company has Invested in Equity Securities	2